Net loss attributable to WISeKey International Holding Ltd and transfers to/from the noncontrolling interest - Warrant Inducement (Details) - SEALSQ Corp - USD ($)		12 Months Ended
	Oct. 06, 2025	Dec. 31, 2025
Sale of stock
Gross proceeds from warrants exercised		$ 56,839,132
Share purchase agreements
Sale of stock
Exercise price of warrants	$ 4.6
Gross proceeds from warrants exercised	$ 69,000,000
Share purchase agreements | Class C warrants
Sale of stock
Exercise price of warrants	$ 5.1
Number of ordinary shares purchased for warrants	26,250,000
Warrants outstanding term	7 years